N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUDENTIAL VARIABLE CONTRACT ACCOUNT-11
Entity Central Index Key	0000701275
Entity Investment Company Type	N-4
Document Period End Date	May 28, 2026
Amendment Flag	false